Class K [Member] Expense Example - Class K - BlackRock Sustainable Advantage Emerging Markets Equity Fund - Class K	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,634
Expense Example, with Redemption, 10 Years	$ 3,696